Taxation - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance	¥ 21,902	$ 3,366	¥ 22,003
Additions based on tax positions related to current year	0	0	0
Decreases based on tax positions related to prior years	(2,855)	(439)	(101)
Ending balance	¥ 19,047	$ 2,927	¥ 21,902